Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies	11,615	19,069
Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies	839	6,819
Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies	6,633	8,172
Commitments under overdraft protection and commercial lines of credit [Member]
Commitments and Contingencies	4,143	4,078
Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	4.00%
Fixed Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		6,127
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		6.75%
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	7.63%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		3.58%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	2.50%
Variable Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		692
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	4.25%	6.75%
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	6.00%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		3.88%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	3.00%